Capital Stock (Schedule Of Common Stock) (Details)							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Shares Issued [Member]	Dec. 31, 2010 Shares Issued [Member]	Dec. 31, 2009 Shares Issued [Member]	Dec. 31, 2008 Shares Issued [Member]	Dec. 31, 2011 Shares Repurchased [Member]	Dec. 31, 2010 Shares Repurchased [Member]	Dec. 31, 2009 Shares Repurchased [Member]	Dec. 31, 2011 Shares Outstanding [Member]	Dec. 31, 2010 Shares Outstanding [Member]	Dec. 31, 2009 Shares Outstanding [Member]
Class of Stock [Line Items]
Common Stock Shares Issued, Beginning Balance	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331
Common Stock Shares Repurchased, Beginning Balance	(383,407,665)	(307,532,841)					(307,532,841)	(222,151,828)	(102,053,271)
Common Stock Shares Outstanding, Beginning Balance										1,801,783,490	1,887,164,503	2,007,263,060
Repurchase of shares							(80,514,257)	(97,053,310)	(129,732,863)	(80,514,257)	(97,053,310)	(129,732,863)
Exercise of stock options and issuance of other stock awards, Shares Repurchased							4,639,433	11,672,297	9,634,306	4,639,433	11,672,297	9,634,306
Common Stock Shares Issued, Ending Balance	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331
Common Stock Shares Repurchased, Ending Balance	(383,407,665)	(307,532,841)					(383,407,665)	(307,532,841)	(222,151,828)
Common Stock Shares Outstanding, Ending Balance										1,725,908,666	1,801,783,490	1,887,164,503